Cover Page	Aug. 25, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	EFFECTOR THERAPEUTICS, INC.
Entity Central Index Key	0001828522
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Clarendon Street, 51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	858
Local Phone Number	925-8215
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ